Average Annual Total Returns - R6 Shares - JPMorgan Equity Focus Fund	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Inception Date	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	14.62%	23.84%	15.61%	Oct. 01, 2018	12.97%	19.92%	12.81%	11.88%	15.92%	11.96%	14.34%	18.40%	15.22%